SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid advertising fee			¥ 1,120	¥ 2,319
Receivable from third-party payment platforms			22,242	32,496
Deductible input VAT			5,035	36
Prepaid rental fees			4,372	2,335
Deposits			2,651	2,562
Deferred IPO cost				5,574
Others	[1]		13,133	12,797
Prepayments and Other Current Assets		$ 6,652	¥ 48,553	¥ 58,119

[1]	Others primarily include riders’ uniforms and delivery boxes, staff advances and other miscellaneous prepayments.